Offsetting financial assets and liabilities - Summary of financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial assets [table]
Gross amounts of recognised financial liabilities	€ 309,125	€ 322,303
Gross amounts of recognised financial assets offset in the statement of financial position	(247,987)	(243,312)
Net amounts of financial liabilities presented in the statement of financial position	61,138	78,991
Financial instruments	9,191	14,505
Cash and financial instruments pledged as collateral	36,808	45,356
Net amount	15,139	19,131
Amounts not subject to enforceable netting arrangements	19,041	16,852
Statement of financial position total	80,179	95,843
Deposits from banks excluding repurchase agreements	85,092	78,098	€ 34,826
Customer deposits excluding repurchase agreements	617,400	609,517
Other liabilities - amounts to be settled	12,839	11,609
Deposits from banks [member]
Disclosure of offsetting of financial assets [table]
Gross amounts of recognised financial liabilities	436	170
Gross amounts of recognised financial assets offset in the statement of financial position	(1)	(2)
Net amounts of financial liabilities presented in the statement of financial position	435	169
Financial instruments	0
Cash and financial instruments pledged as collateral	426	166
Net amount	9	3
Amounts not subject to enforceable netting arrangements	3,705	1,804
Statement of financial position total	4,140	1,973
Deposits from banks [member] | Repurchase, securities lending and similar agreements [member]
Disclosure of offsetting of financial assets [table]
Gross amounts of recognised financial liabilities	433	167
Gross amounts of recognised financial assets offset in the statement of financial position	0
Net amounts of financial liabilities presented in the statement of financial position	433	167
Financial instruments	0
Cash and financial instruments pledged as collateral	426	166
Net amount	7	1
Amounts not subject to enforceable netting arrangements	3,705	1,804
Statement of financial position total	4,138	1,971
Deposits from banks [member] | Cash pools [member]
Disclosure of offsetting of financial assets [table]
Gross amounts of recognised financial liabilities	3	3
Gross amounts of recognised financial assets offset in the statement of financial position	(1)	(2)
Net amounts of financial liabilities presented in the statement of financial position	2	2
Financial instruments	0
Cash and financial instruments pledged as collateral	0
Net amount	2	2
Amounts not subject to enforceable netting arrangements	0
Statement of financial position total	2	2
Deposits from banks excluding repurchase agreements	80,954	76,127
Deposits from banks excluding repurchase agreements subject to offsetting	2	2
Customer deposits [member]
Disclosure of offsetting of financial assets [table]
Gross amounts of recognised financial liabilities	207,930	186,844
Gross amounts of recognised financial assets offset in the statement of financial position	(194,522)	(168,169)
Net amounts of financial liabilities presented in the statement of financial position	13,408	18,675
Financial instruments	19	1,702
Cash and financial instruments pledged as collateral	0
Net amount	13,389	16,973
Amounts not subject to enforceable netting arrangements	0
Statement of financial position total	13,408	18,675
Customer deposits [member] | Repurchase, securities lending and similar agreements [member]
Disclosure of offsetting of financial assets [table]
Gross amounts of recognised financial liabilities	0	2,354
Gross amounts of recognised financial assets offset in the statement of financial position	0	2,354
Net amounts of financial liabilities presented in the statement of financial position	0
Financial instruments	0
Cash and financial instruments pledged as collateral	0
Net amount	0
Amounts not subject to enforceable netting arrangements	0
Customer deposits [member] | Cash pools [member]
Disclosure of offsetting of financial assets [table]
Gross amounts of recognised financial liabilities	207,930	184,490
Gross amounts of recognised financial assets offset in the statement of financial position	(194,522)	(165,815)
Net amounts of financial liabilities presented in the statement of financial position	13,408	18,675
Financial instruments	19	1,702
Cash and financial instruments pledged as collateral	0
Net amount	13,389	16,973
Amounts not subject to enforceable netting arrangements	0
Statement of financial position total	13,408	18,675
Customer deposits excluding repurchase agreements	617,400	609,517
Deposits from customers, excluding repurchase agreements subject to offsetting	13,408	18,675
Financial liabilities at fair value through profit or loss [member] | Trading And Non-Trading [member]
Disclosure of offsetting of financial assets [table]
Gross amounts of recognised financial liabilities	97,661	126,735
Gross amounts of recognised financial assets offset in the statement of financial position	(50,617)	(67,453)
Net amounts of financial liabilities presented in the statement of financial position	47,044	59,282
Financial instruments	9,173	12,766
Cash and financial instruments pledged as collateral	36,382	45,189
Net amount	1,489	1,326
Amounts not subject to enforceable netting arrangements	15,337	15,048
Statement of financial position total	62,381	74,330
Financial liabilities at fair value through profit or loss [member] | Trading And Non-Trading [member] | Repurchase, securities lending and similar agreements [member]
Disclosure of offsetting of financial assets [table]
Gross amounts of recognised financial liabilities	43,883	53,520
Gross amounts of recognised financial assets offset in the statement of financial position	(11,564)	(14,827)
Net amounts of financial liabilities presented in the statement of financial position	32,319	38,693
Financial instruments	168	245
Cash and financial instruments pledged as collateral	32,056	38,447
Net amount	96
Amounts not subject to enforceable netting arrangements	9,416	8,271
Statement of financial position total	41,735	46,964
Financial liabilities at fair value through profit or loss [member] | Trading And Non-Trading [member] | Derivatives [member]
Disclosure of offsetting of financial assets [table]
Gross amounts of recognised financial liabilities	53,778	73,215
Gross amounts of recognised financial assets offset in the statement of financial position	(39,053)	(52,626)
Net amounts of financial liabilities presented in the statement of financial position	14,725	20,589
Financial instruments	9,006	12,521
Cash and financial instruments pledged as collateral	4,326	6,742
Net amount	1,393	1,326
Amounts not subject to enforceable netting arrangements	5,920	6,777
Statement of financial position total	20,646	27,366
Other items where offsetting is applied in the statement of financial position [member]
Disclosure of offsetting of financial assets [table]
Gross amounts of recognised financial liabilities	3,098	8,552
Gross amounts of recognised financial assets offset in the statement of financial position	(2,848)	(7,687)
Net amounts of financial liabilities presented in the statement of financial position	250	865
Financial instruments	(1)	36
Cash and financial instruments pledged as collateral	0
Net amount	252	829
Amounts not subject to enforceable netting arrangements	0
Statement of financial position total	250	865
Other liabilities - amounts to be settled	5,082	4,877
Other liabilities - amounts to be settled subject to offsetting	€ 250	€ 865